Consolidated Statements of Comprehensive Income (Unaudited) (Parentheticals) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Reclassification adjustment for prior service cost included in net income, Tax	$ 3	$ 0
Actuarial loss arising during period, Tax	(3)	0
Reclassification adjustment for net actuarial (gain) loss included in net income, Tax	$ (4)	$ 1